UNITED STATES
SECURITY AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Quarter Ended: June 30, 2011

Institutional Investment Manager Filing this Report:
Name:                     Rosenblum-Silverman-Sutton
Address:                  1388 Sutter Street, Ste 725
                          San Francisco, CA 94109

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herin is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Report Type            13F HOLDINGS REPORT

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934 BARBARA ROSENBLUM

Form 13F Summary Page
Report Summary:
Number of Other Included Manager 0
Form 13F Information Table Entry 66
Form 13F Information Table Value $152,131,000


					Value		Shr/Prn				Invstmnt		Other		Voting Authority
Name of Issuer	Title of Class		Cusip		x $1000		Amt		SH/PRN		Discrtn		Managers		Sole	Shared	None

Accenture Ltd. CL-A	COM		G1151C101		725		12000		SH		Sole		0		0	0	0
Affiliated Mgrs Group	COM		008252108		1408		13880		SH		Sole		0		0	0	0
Alliance Data Systems 	COM		018581108		3598		38245		SH		Sole		0		0	0	0
Amazon.Com, Inc	COM		023135106		3584		17525		SH		Sole		0		0	0	0
American Tower Corp Cl A	COM		029912201		1876		35850		SH		Sole		0		0	0	0
Apple Computer	COM		037833100		7077		21084		SH		Sole		0		0	0	0
Ashland Inc.	COM		044209104		2141		33125		SH		Sole		0		0	0	0
Babcock & Wilcox	COM		05615F102		2583		93225		SH		Sole		0		0	0	0
Baidu	COM		056752108		4254		30355		SH		Sole		0		0	0	0
Bankamerica Corp. New	COM		060505104		833		76024		SH		Sole		0		0	0	0
Bed Bath & Beyond	COM		075896100		3257		55800		SH		Sole		0		0	0	0
BP Plc Adr	COM		055622104		633		14297		SH		Sole		0		0	0	0
Caterpillar Inc.	COM		149123101		3266		30677		SH		Sole		0		0	0	0
Celgene Corp.	COM		151020104		1763		29225		SH		Sole		0		0	0	0
ChevronTexaco Corp	COM		166764100		3031		29468		SH		Sole		0		0	0	0
Cinemark Holdings Inc	COM		17243V102		2892		139625		SH		Sole		0		0	0	0
Cliffs Natural Resources Inc.	COM		18683K101		1950		21090		SH		Sole		0		0	0	0
Coach Inc.	COM		189754104		4378		68480		SH		Sole		0		0	0	0
Destination Maternity Corp.	COM		25065d100		755		37800		SH		Sole		0		0	0	0
Discovery Comm Inc. Cl A	COM		25470F104		1365		33321		SH		Sole		0		0	0	0
Dollar Tree	COM		256746108		3413		51235		SH		Sole		0		0	0	0
EBAY Inc	COM		278642103		1330		41200		SH		Sole		0		0	0	0
Expedia	COM		30212P105		664		22900		SH		Sole		0		0	0	0
Exxon Mobil Corporation	COM		30231G102		404		4969		SH		Sole		0		0	0	0
Ford Motor Co.	COM		345370860		3019		218902		SH		Sole		0		0	0	0
Freeport-Mcmoran Cp & Gold Cl B	COM		35671D857		2245		42434		SH		Sole		0		0	0	0
General Electric	COM		369604103		3667		194454		SH		Sole		0		0	0	0
General Motors	COM		37045V100		1445		47600		SH		Sole		0		0	0	0
Google Inc.	COM		38259P508		3313		6543		SH		Sole		0		0	0	0
GT Solar Int'l	COM		36191u106		326		20150		SH		Sole		0		0	0	0
Halliburton Co.	COM		406216101		332		6500		SH		Sole		0		0	0	0
Home Depot	COM		437076102		264		7300		SH		Sole		0		0	0	0
IHS Inc.	COM		451734107		1003		12025		SH		Sole		0		0	0	0
Illumina Inc.	COM		452327109		5771		76799		SH		Sole		0		0	0	0
Intel Corp	COM		458140100		2532		114250		SH		Sole		0		0	0	0
IPC The Hospitalist Company	COM		44984A105		4240		91574		SH		Sole		0		0	0	0
Jabil Circuits	COM		466313103		1589		78650		SH		Sole		0		0	0	0
Johnson Controls Inc.	COM		478366107		1162		27900		SH		Sole		0		0	0	0
JP Morgan Chase & Co.	COM		46625H100		1460		35658		SH		Sole		0		0	0	0
Kinetic Concepts, Inc.	COM		49460W208		1285		22300		SH		Sole		0		0	0	0
KKR Financial Corp. REIT	COM		48248A306		448		45700		SH		Sole		0		0	0	0
Kohls Corp Wisc Pv	COM		500255104		2603		52050		SH		Sole		0		0	0	0
Life Technologies Corp.	COM		53217v109		565		10850		SH		Sole		0		0	0	0
Macy's Inc.	COM		55616p104 		2593		88675		SH		Sole		0		0	0	0
Mc Dermott Intl Inc	COM		580037109		3223		162695		SH		Sole		0		0	0	0
Mcgraw Hill Co.	COM		580645109		262		6249		SH		Sole		0		0	0	0
Microsoft	COM		594918104		1596		61374		SH		Sole		0		0	0	0
MKS Instruments	COM		55306N104		498		18850		SH		Sole		0		0	0	0
National Oilwell Varco Inc.	COM		637071101		2771		35425		SH		Sole		0		0	0	0
Netflix Inc.	COM		64110l106		3064		11663		SH		Sole		0		0	0	0
Nuance Communications Inc	COM		669967101		2076		96675		SH		Sole		0		0	0	0
NXP Semiconductors N.V.	COM		n6596x109		1098		41070		SH		Sole		0		0	0	0
Oracle Corp.	COM		68389X105		5547		168556		SH		Sole		0		0	0	0
Perrigo Co.	COM		714290103		1561		17770		SH		Sole		0		0	0	0
Pfizer Inc.	COM		717081103		348		16878		SH		Sole		0		0	0	0
Polycom Inc.	COM		73172K104		3719		57840		SH		Sole		0		0	0	0
Polypore International 	COM		73179V103		7508		110665		SH		Sole		0		0	0	0
Potash Corp.	COM		73755L107		2818		49450		SH		Sole		0		0	0	0
Royal Dutch Shell PLC-ADR A	COM		780259206		416		5842		SH		Sole		0		0	0	0
Schlumberger Ltd	COM		806857108		366		4239		SH		Sole		0		0	0	0
Starbucks Corp	COM		855244109		634		16058		SH		Sole		0		0	0	0
TD Ameritrade Hldg Corp.	COM		87236Y108		1008		51650		SH		Sole		0		0	0	0
Teva Pharmaceutical Inds ADR	COM		881624209		3787		78530		SH		Sole		0		0	0	0
Thermo Fisher Scientific	COM		883556102		3387		52601		SH		Sole		0		0	0	0
United Technologies	COM		913017109		4682		52900		SH		Sole		0		0	0	0
US Oil Fund	COM		91232N108		326		8750		SH		Sole		0		0	0	0
Visa Inc.	COM		92826c839		4396		52170		SH		Sole		0		0	0	0
